Segment Reporting - Concentration Revenue By Customer (Details) - Revenues - USD ($) $ in Millions	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016	Oct. 25, 2015
Revenues from major customer
Concentration risk (as a percent)	100.00%	100.00%	100.00%
Customer concentration | Wal-Mart Stores
Revenues from major customer
Gross sales, less returns and allowances	$ 1,500	$ 1,500
Concentration risk (as a percent)	14.40%	13.70%